CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation	$ 2,614	$ 5,562	$ 1,478
Cost of revenues
Share-based compensation	5	52	10
Research and development
Share-based compensation	552	1,025	393
Selling and marketing
Share-based compensation	356	633	384
General and administrative
Share-based compensation	$ 1,701	$ 3,852	$ 691